ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES.
Accrued payroll and welfare	$ 20,554	$ 10,086
VAT and other tax payables	15,602	14,373
Accrued shipment expenses	19	1,245
Others	4,673	4,444
Total	$ 40,848	$ 30,148